UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Annual Report

Foreign securities are subject to interest-rate, currency-exchange-rate, economic, and political risks.

The municipal market can be affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a money market security to decrease.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Treasury
Daily Money Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.16 **
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17 **
Capital Reserves Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.16 **
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17 **
Advisor B Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.16 **
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17 **
Advisor C Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.16 **
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17 **
Prime
Daily Money Class	.43%
Actual		$ 1,000.00	$ 1,000.10	$ 2.17 **
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19 **
Capital Reserves Class	.42%
Actual		$ 1,000.00	$ 1,000.10	$ 2.12 **
HypotheticalA		$ 1,000.00	$ 1,023.09	$ 2.14 **
Tax-Exempt
Daily Money Class	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46 **
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48 **
Capital Reserves Class	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46 **
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48 **
Fidelity Tax-Free Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46 **
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Shareholder Expense Example - continued

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Treasury
Daily Money Class	0.72%
Actual		$ 3.63
HypotheticalA		$ 3.67
Capital Reserves Class	0.96%
Actual		$ 4.83
HypotheticalA		$ 4.89
Advisor B Class	1.46%
Actual		$ 7.34
HypotheticalA		$ 7.43
Advisor C Class	1.46%
Actual		$ 7.34
HypotheticalA		$ 7.43
Prime
Daily Money Class	0.70%
Actual		$ 3.53
HypotheticalA		$ 3.57
Capital Reserves Class	0.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Tax-Exempt
Daily Money Class	0.70%
Actual		$ 3.53
HypotheticalA		$ 3.57
Capital Reserves Class	0.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Fidelity Tax-Free Money Market Fund	0.45%
Actual		$ 2.27
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Treasury Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/10	% of fund's investments 4/30/10	% of fund's investments 10/31/09
0 - 30	70.5	77.7	71.5
31 - 90	4.6	9.7	10.7
91 - 180	13.3	9.2	3.9
181 - 397	11.6	3.4	13.9
Weighted Average Maturity
	10/31/10	4/30/10	10/31/09
Treasury Fund	57 Days	30 Days	50 Days
All Taxable Money Market Funds Average*	47 Days	43 Days	53 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/10	4/30/10	10/31/09
Treasury Fund	57 Days	n/a ***	n/a ***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
U.S. Treasury Obligations 32.0%	U.S. Treasury Obligations 36.4%
Repurchase Agreements 68.9%	Repurchase Agreements 63.5%
Net Other Assets ** (0.9)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Annual Report

Treasury Fund

Investments October 31, 2010

Showing Percentage of Net Assets

U.S. Treasury Obligations - 32.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 16.8%
11/4/10 to 10/20/11	0.19 to 0.41%	$ 562,875	$ 562,509
U.S. Treasury Notes - 15.2%
1/31/11 to 10/31/11	0.21 to 0.48	504,000	506,198
TOTAL U.S. TREASURY OBLIGATIONS			1,068,707
Repurchase Agreements - 68.9%
	Maturity Amount (000s)
In a joint trading account at 0.22% dated 10/29/10 due 11/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 1,828,949	1,828,915
(Collateralized by U.S. Treasury Obligations) #	50,566	50,565
With:
Deutsche Bank Securities, Inc. at 0.21%, dated 10/28/10 due 1/26/11 (Collateralized by U.S. Treasury Obligations valued at $213,185,041, 0% - 7.13%, 2/17/11 - 2/15/23)	209,110	209,000
Morgan Stanley & Co., Inc. at 0.21%, dated 10/28/10 due 1/26/11 (Collateralized by U.S. Treasury Obligations valued at $213,185,058, 0.63%, 7/31/12)	209,110	209,000
TOTAL REPURCHASE AGREEMENTS		2,297,480
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,366,187)		3,366,187
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,515)
NET ASSETS - 100%		$ 3,334,672
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,828,915,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 422,202
Barclays Capital, Inc.	422,202
Citigroup Global Markets, Inc.	211,101
Credit Agricole Securities (USA), Inc.	456,758
RBS Securities, Inc.	316,652
$ 1,828,915
$50,565,000 due 11/01/10 at 0.22%
BNP Paribas Securities Corp.	$ 23,528
Banc of America Securities LLC	8,817
Barclays Capital, Inc.	18,220
$ 50,565
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,297,480) - See accompanying schedule: Unaffiliated issuers (cost $3,366,187)		$ 3,366,187
Receivable for fund shares sold		19,543
Interest receivable		1,208
Total assets		3,386,938

Liabilities
Payable for fund shares redeemed	$ 51,607
Distributions payable	2
Accrued management fee	584
Other affiliated payables	27
Other payables and accrued expenses	46
Total liabilities		52,266

Net Assets		$ 3,334,672
Net Assets consist of:
Paid in capital		$ 3,334,703
Distributions in excess of net investment income		(31)
Net Assets		$ 3,334,672

Daily Money Class: Net Asset Value, offering price and redemption price per share ($2,056,272 ÷ 2,055,912 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,125,815 ÷ 1,125,320 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($47,163 ÷ 47,160 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($105,422 ÷ 105,408 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 8,666

Expenses
Management fee	$ 9,540
Transfer agent fees	7,664
Distribution and service plan fees	14,117
Accounting fees and expenses	337
Custodian fees and expenses	13
Independent trustees' compensation	14
Registration fees	370
Audit	49
Legal	21
Miscellaneous	53
Total expenses before reductions	32,178
Expense reductions	(23,894)	8,284
Net investment income		382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3
Net increase in net assets resulting from operations		$ 385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 382	$ 978
Net realized gain (loss)	3	396
Net increase in net assets resulting from operations	385	1,374
Distributions to shareholders from net investment income	(381)	(1,025)
Distributions to shareholders from net realized gain	(129)	-
Total distributions	(510)	(1,025)
Share transactions - net increase (decrease)	(1,190,929)	(3,023,891)
Total increase (decrease) in net assets	(1,191,054)	(3,023,542)

Net Assets
Beginning of period	4,525,726	7,549,268
End of period (including distributions in excess of net investment income of $31 and $0, respectively)	$ 3,334,672	$ 4,525,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	- C	.018	.045	.041
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.018	.045	.041
Distributions from net investment income	- C	- C	(.018)	(.045)	(.041)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	- C	(.018)	(.045)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	1.82%	4.55%	4.16%
Ratios to Average Net Assets B
Expenses before reductions	.72%	.75%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.22%	.48%	.65%	.70%	.70%
Expenses net of all reductions	.22%	.48%	.65%	.70%	.70%
Net investment income	.01%	.02%	1.64%	4.44%	4.13%
Supplemental Data
Net assets, end of period (in millions)	$ 2,056	$ 2,648	$ 4,129	$ 1,833	$ 1,325

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	- C	.016	.042	.038
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.016	.042	.038
Distributions from net investment income	- C	- C	(.016)	(.042)	(.038)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	- C	(.016)	(.042)	(.038)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	1.56%	4.29%	3.90%
Ratios to Average Net Assets B
Expenses before reductions	.97%	1.00%	.98%	.97%	1.00%
Expenses net of fee waivers, if any	.22%	.48%	.87%	.95%	.95%
Expenses net of all reductions	.22%	.48%	.87%	.95%	.95%
Net investment income	.01%	.02%	1.42%	4.19%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,126	$ 1,671	$ 3,063	$ 1,848	$ 1,114

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.011	.037	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.011	.037	.033
Distributions from net investment income	- D	- D	(.011)	(.037)	(.033)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	- D	- D	(.011)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.02%	1.13%	3.77%	3.38%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.50%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	.22%	.47%	1.29%	1.45%	1.45%
Expenses net of all reductions	.22%	.47%	1.29%	1.45%	1.45%
Net investment income	.01%	.02%	.99%	3.69%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 70	$ 96	$ 57	$ 83

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.011	.037	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.011	.037	.033
Distributions from net investment income	- D	- D	(.011)	(.037)	(.033)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	- D	- D	(.011)	(.037)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A , B	.01%	.02%	1.13%	3.78%	3.38%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.50%	1.48%	1.47%	1.50%
Expenses net of fee waivers, if any	.22%	.48%	1.28%	1.45%	1.45%
Expenses net of all reductions	.22%	.48%	1.28%	1.45%	1.45%
Net investment income	.01%	.01%	1.01%	3.69%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 105	$ 138	$ 261	$ 124	$ 110

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/10	% of fund's investments 4/30/10	% of fund's investments 10/31/09
0 - 30	48.4	62.0	48.8
31 - 90	35.4	22.9	32.8
91 - 180	12.0	12.0	13.0
181 - 397	4.2	3.1	5.4
Weighted Average Maturity
	10/31/10	4/30/10	10/31/09
Prime Fund	51 Days	43 Days	54 Days
All Taxable Money Market Funds Average *	47 Days	43 Days	53 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/10	4/30/10	10/31/09
Prime Fund	84 Days	n/a ***	n/a ***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)1
As of October 31, 2010 A		As of April 30, 2010 B
	Corporate Bonds 0.2%		Corporate Bonds 0.2%
	Commercial Paper 14.8%		Commercial Paper 15.5%
	Bank CDs, BAs, TDs, and Notes 61.9%		Bank CDs, BAs, TDs, and Notes 61.9%
	Government Securities ** 7.1%		Government Securities ** 9.0%
	Repurchase Agreements 16.5%		Repurchase Agreements 13.9%
	Net Other Assets † (0.5)%		Net Other Assets † (0.5)%
A Foreign investments	72.2%	B Foreign investments	68.3%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Includes FDIC Guaranteed Securities and Federal Financing Supported Student Loan Short-Term Notes

*** Information not available

Annual Report

Prime Fund

Investments October 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	11/5/10	0.28% (e)	$ 33,000	$ 33,000
Certificates of Deposit - 51.0%

London Branch, Eurodollar, Foreign Banks - 18.5%
Banco Bilbao Vizcaya Argentaria SA
	11/15/10	0.35	60,000	60,000
Commerzbank AG
	11/16/10 to 11/29/10	0.46 to 0.50	291,000	291,002
Commonwealth Bank of Australia
	11/29/10	0.28	131,000	131,001
Credit Agricole SA
	11/4/10 to 5/3/11	0.35 to 0.60	602,000	602,000
Credit Industriel et Commercial
	11/5/10 to 12/8/10	0.40 to 0.52	382,000	382,000
Danske Bank AS
	12/3/10 to 12/15/10	0.33 to 0.34	145,000	145,000
HSBC Bank PLC
	11/22/10 to 8/29/11	0.32 to 0.72	233,000	233,000
ING Bank NV
	11/1/10 to 2/1/11	0.30 to 0.51	747,000	747,000
Landesbank Hessen-Thuringen
	12/20/10 to 2/18/11	0.40 to 0.54	273,000	273,000
National Australia Bank Ltd.
	12/31/10	0.32	174,000	174,000
Societe Generale
	11/19/10 to 2/1/11	0.28 to 0.35	280,000	280,000
				3,318,003
New York Branch, Yankee Dollar, Foreign Banks - 32.5%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	11/5/10 to 11/26/10	0.46 to 0.61 (e)	134,000	134,000
Bank of Montreal
	11/17/10 to 11/26/10	0.28 to 0.41 (e)	111,000	111,000
Bank of Nova Scotia
	11/8/10 to 11/16/10	0.27 to 0.45 (e)	228,000	228,000
Bank of Tokyo-Mitsubishi
	12/15/10 to 7/11/11	0.30 to 0.62	787,000	786,999
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas New York Branch
	11/8/10 to 3/22/11	0.44 to 0.52%	$ 695,000	$ 695,000
Canadian Imperial Bank of Commerce New York Branch
	11/1/10 to 9/13/11	0.29 to 0.50 (e)	485,000	485,001
Commerzbank AG New York Branch
	11/1/10 to 11/22/10	0.48 to 0.51 (e)	181,000	181,000
Credit Agricole CIB
	12/9/10	0.50	158,000	158,000
Credit Industriel et Commercial
	12/9/10	0.40	51,000	51,000
DZ Bank
	11/9/10 to 12/10/10	0.35 to 0.41	144,000	144,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank
	12/17/10	0.35	58,000	58,000
Intesa Sanpaolo SpA
	1/27/11	0.36 (e)	30,000	30,000
KBC Bank NV
	12/20/10	0.43	109,000	109,000
Natixis SA
	11/5/10 to 1/7/11	0.44 to 1.79 (e)	621,000	621,000
Nordea Bank Finland PLC
	12/17/10 to 1/11/11	0.27 to 0.60	205,000	205,000
Rabobank Nederland
	11/5/10	0.26 (e)	33,000	33,000
Rabobank Nederland New York Branch
	11/3/10 to 9/12/11	0.26 to 0.50 (e)	487,000	487,000
Royal Bank of Canada
	1/4/11	0.63 (e)	168,000	168,000
Royal Bank of Canada New York Branch
	11/12/10 to 11/22/10	0.26 (e)	61,000	61,000
Royal Bank of Scotland NV Chicago Branch
	12/15/10	0.35	93,000	93,000
Skandinaviska Enskilda Banken
	12/27/10	0.30	106,000	106,000
Societe Generale
	11/5/10 to 12/8/10	0.31 to 1.33 (e)	183,000	183,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Sumitomo Mitsui Banking Corp.
	11/2/10 to 1/14/11	0.29 to 0.30%	$ 306,000	$ 306,000
Svenska Handelsbanken New York
	12/10/10	0.27	68,000	68,001
Toronto-Dominion Bank
	11/5/10	0.26 (e)	11,000	11,000
Toronto-Dominion Bank New York Branch
	11/4/10 to 12/20/10	0.26 to 0.50 (e)	168,000	168,000
UBS AG
	11/5/10	0.59	141,000	141,000
				5,822,001
TOTAL CERTIFICATES OF DEPOSIT				9,140,004
Commercial Paper - 14.8%

BP Capital Markets PLC
	1/7/11	0.48	9,000	8,992
Commerzbank U.S. Finance, Inc.
	1/4/11 to 1/11/11	0.37 to 0.42	152,000	151,888
Commonwealth Bank of Australia
	11/10/10 to 12/22/10	0.27 to 0.43 (e)	293,000	292,981
Dakota Notes (Citibank Credit Card Issuance Trust)
	11/8/10 to 12/6/10	0.27 to 0.30	73,120	73,113
Danske Corp.
	11/5/10 to 11/12/10	0.33 to 0.40	140,000	139,990
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62	91,000	90,892
Groupe BPCE
	11/17/10	0.42	90,000	89,983
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	11/1/10 to 12/2/10	0.40	36,000	35,994
ING U.S. Funding LLC
	11/23/10	0.25	53,000	52,992
Intesa Funding LLC
	12/7/10 to 1/4/11	0.35	199,000	198,911
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Hessen-Thuringen
	12/20/10 to 1/6/11	0.40 to 0.53%	$ 101,000	$ 100,926
Natexis Banques Populaires U.S. Finance Co. LLC
	12/20/10 to 2/2/11	0.40	145,000	144,907
Nationwide Building Society
	11/18/10	0.40	23,000	22,996
Nordea North America, Inc.
	11/4/10 to 3/1/11	0.35 to 0.45	102,000	101,946
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	64,000	63,942
Santander Finance, Inc.
	12/3/10	0.39	99,000	98,966
Societe Generale North America, Inc.
	2/1/11	0.33	71,000	70,940
Sumitomo Trust & Banking Co. Ltd.
	11/29/10 to 12/13/10	0.35	61,000	60,980
Svenska Handelsbanken, Inc.
	1/25/11	0.27	100,000	99,936
Total Capital Canada Ltd.
	6/22/11	0.43	17,000	16,953
Toyota Motor Credit Corp.
	2/17/11	0.35	6,000	5,994
UniCredito Italiano Bank (Ireland) PLC
	11/1/10 to 1/7/11	0.35 to 0.50	255,000	254,885
Westpac Banking Corp.
	11/8/10 to 1/20/11	0.29 to 0.35 (e)	479,000	479,000
TOTAL COMMERCIAL PAPER				2,658,107
U.S. Government and Government Agency Obligations - 0.9%

Other Government Related - 0.9%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (d)	27,000	27,128
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	12/10/10 to 1/25/11	0.25 to 0.26 (c)	134,541	134,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				161,619
U.S. Treasury Obligations - 6.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 2.6%
	12/16/10 to 10/20/11	0.20 to 0.45%	$ 459,000	$ 458,406
U.S. Treasury Notes - 3.6%
	1/31/11 to 7/31/11	0.21 to 0.48	651,500	653,320
TOTAL U.S. TREASURY OBLIGATIONS				1,111,726
Bank Notes - 0.4%

Bank of America NA
	12/13/10	0.30	64,000	64,000
Medium-Term Notes - 7.4%

Berkshire Hathaway, Inc.
	11/10/10	0.39 (e)	48,000	48,000
BNP Paribas SA
	11/15/10	0.63 (e)	131,000	131,000
BP Capital Markets PLC
	12/13/10	0.42 (e)	68,500	68,500
Commonwealth Bank of Australia
	11/4/10 to 11/15/10	0.31 (b)(e)	253,000	253,000
Metropolitan Life Global Funding I
	1/4/11	1.79 (b)(e)	38,000	38,000
Metropolitan Life Insurance Co.
	1/3/11	0.59 (e)(i)	35,000	35,000
Royal Bank of Canada
	11/15/10 to 1/4/11	0.29 to 0.70 (b)(e)	400,000	400,000
Westpac Banking Corp.
	11/12/10 to 1/18/11	0.30 to 0.41 (b)(e)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,331,500
Municipal Securities - 3.1%
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)

Burke County Indl. Dev. Auth. Poll. Cont. Rev., LOC Bank of America NA, VRDN
11/5/10	0.29% (e)	$ 10,105		$ 10,105
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
11/5/10	0.26 (e)	24,000		24,000
California Health Facilities Fing. Auth. Rev. Series 2005 I, LOC Bank of America NA, VRDN
11/5/10	0.24 (e)	30,970		30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series AAA, LOC Fannie Mae, VRDN
11/5/10	0.29 (e)(f)	15,000		15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
11/5/10	0.26 (e)(g)	12,385		12,385
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, (Liquidity Facility U.S. Bank NA, Minnesota)
11/5/10	0.27 (e)(g)	13,440		13,440
District of Columbia Rev. Series 2006 B, LOC Bank of America NA, VRDN
11/5/10	0.32 (e)	18,500		18,500
Franklin County Indl. Dev. Auth. Series 2006, LOC Wells Fargo Bank NA, VRDN
11/5/10	0.27 (e)	19,050		19,050
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev., LOC JPMorgan Chase Bank, VRDN
11/5/10	0.30 (e)(f)	20,000		20,000
Illinois Fin. Auth. Rev., LOC Bank of America NA, VRDN
11/5/10	0.30 (e)	15,000		15,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, LOC Bank of America NA, VRDN
11/5/10	0.28 (e)	39,425		39,425
Indiana Fin. Auth. Health Sys. Rev. Series 2008 E, LOC Bank of America NA, VRDN
11/5/10	0.29 (e)	11,000		11,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, LOC KBC Bank NV, VRDN
11/5/10	0.33 (e)	46,915		46,915
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
11/5/10	0.27 (e)	30,000		30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Minnesota)
11/5/10	0.27 (e)(g)	14,560		14,560
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
11/5/10	0.28 (e)(f)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. Series 1999 A, LOC Fannie Mae, VRDN
11/5/10	0.26 (e)(f)	21,000		21,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. Series 2000 A, LOC Freddie Mac, VRDN
11/5/10	0.26% (e)(f)	$ 50,000		$ 50,000
New York Hsg. Fin. Agcy. Rev. Series 2006 A, LOC Freddie Mac, VRDN
11/5/10	0.26 (e)(f)	27,500		27,500
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
11/5/10	0.25 (e)	28,000		28,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 B, LOC JPMorgan Chase Bank, VRDN
11/5/10	0.26 (e)	20,500		20,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 87C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
11/5/10	0.25 (e)(f)	19,000		19,000
Port Auth. of New York & New Jersey Participating VRDN Series BA 07 1043, (Liquidity Facility Bank of America NA)
11/5/10	0.30 (e)(g)	12,750		12,750
Richmond Multifamily Hsg., LOC Fannie Mae, VRDN
11/5/10	0.28 (e)(f)	28,800		28,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
11/5/10	0.24 (e)	12,050		12,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
11/5/10	0.28 (e)(g)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			565,505
Repurchase Agreements - 16.5%
	Maturity Amount (000s)
In a joint trading account at:
0.23% dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations) #	$ 48,974	48,973
0.24% dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations) #	68,828	68,827
With:
Banc of America Securities LLC:
at:
0.72%, dated 10/29/10 due 11/1/10 (Collateralized by Mortgage Loan Obligations valued at $285,137,107, 0.34% - 7.09%, 7/26/21 - 6/25/47)	264,016	264,000
0.87%, dated 10/28/10 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $124,209,005, 0.39% - 5.75%, 5/25/35 - 4/25/37) (e)(h)	116,012	115,000
at 0.32%, dated 10/29/10 due 11/1/10 (Collateralized by Commercial Paper valued at $469,692,525, 11/12/2010)	456,012	456,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.34%, dated 10/29/10 due 11/1/10:
(Collateralized by Commercial Paper Obligations valued at $44,291,255, 5/4/11)	$ 43,001	$ 43,000
(Collateralized by Corporate Obligations valued at $108,153,065, 7.08% - 10.75%, 3/15/16 - 1/10/28)	103,003	103,000
0.52%, dated 10/29/10 due 11/1/10 (Collateralized by Corporate Obligations valued at $432,018,720, 0.64% - 16%, 2/1/11 - 11/2/49)	400,017	400,000
0.55%, dated 10/15/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $11,553,000, 2.5%, 9/16/15)	11,005	11,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Corporate Obligations valued at $62,760,060, 0.37% - 6%, 6/20/14 - 12/15/37)	58,588	58,000
9/9/10 due 9/8/11 (Collateralized by Corporate Obligations valued at $61,650,630, 0.41% - 6%, 2/20/14 - 7/25/37)	57,576	57,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $39,982,407, 6%, 4/15/14 - 10/15/29)	37,373	37,000
Credit Suisse Securities (USA) LLC at 0.3%, dated 10/29/10 due 11/1/10 (Collateralized by U.S. Government Obligations valued at $66,951,266, 0%, 10/1/40)	65,002	65,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 4/25/11 (Collateralized by U.S. Government Obligations valued at $55,082,112, 4.5% - 7%, 8/1/37 - 9/1/40)	54,062	54,000
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $156,139,071, 4% - 7%, 4/1/25 - 11/1/47)	153,092	153,000
0.25%, dated 9/28/10 due 3/28/11 (Collateralized by U.S. Government Obligations valued at $93,862,157, 4.5% - 7%, 12/1/20 - 8/1/40)	92,116	92,000
0.4%, dated 10/29/10 due 11/12/10 (Collateralized by Equity Securities valued at $15,120,504)	14,002	14,000
0.41%, dated:
9/28/10 due:
12/23/10 (Collateralized by Mortgage Loan Obligations valued at $21,674,238, 0.43% - 9.38%, 11/15/13 - 12/25/46)	20,020	20,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
12/30/10 (Collateralized by Corporate Obligations valued at $25,078,808, 0.42% - 11.25%, 2/15/11 - 2/12/51)	$ 23,024	$ 23,000
10/13/10 due 1/11/11 (Collateralized by Corporate Obligations valued at $30,359,849, 0% - 13%, 2/1/11 - 5/15/47)	28,029	28,000
10/21/10 due 1/19/11 (Collateralized by Mortgage Loan Obligations valued at $33,268,458, 0.52% - 6.3%, 12/25/36 - 9/25/37)	28,029	28,000
10/25/10 due 1/25/11 (Collateralized by Corporate Obligations valued at $30,273,759, 0.5% - 9.88%, 9/24/15 - 3/25/38)	28,029	28,000
0.45%, dated:
8/9/10 due 11/8/10 (Collateralized by Mortgage Loan Obligations valued at $15,892,197, 0.44% - 0.84%, 6/25/35 - 5/26/37)	15,017	15,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $15,133,615, 0.44% - 10.12%, 12/15/13 - 11/2/49)	14,016	14,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $31,295,399, 0.34% - 9.4%, 9/15/11 - 12/25/46)	29,033	29,000
9/8/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $31,341,141, 0.52% - 9.4%, 11/1/14 - 3/25/45)	29,033	29,000
0.5%, dated 9/14/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $18,372,488, 2.5% - 11.25%, 12/31/11 - 5/15/27)	17,015	17,000
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 1/18/11 (Collateralized by U.S. Government Obligations valued at $25,503,833, 3.7%, 4/1/40)	25,015	25,000
10/25/10 due 1/24/11 (Collateralized by U.S. Government Obligations valued at $25,501,798, 2.37% - 5.03%, 4/1/16 - 5/1/36)	25,015	25,000
0.24%, dated:
10/18/10 due 4/18/11 (Collateralized by U.S. Government Obligations valued at $25,506,515, 3.69% - 3.7%, 4/1/40 - 8/1/40)	25,030	25,000
10/25/10 due 4/25/11 (Collateralized by U.S. Government Obligations valued at $25,500,859, 1.77% - 3.7%, 9/1/30 - 6/1/40)	25,030	25,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.25%, dated:
8/9/10 due 11/8/10 (Collateralized by U.S. Government Obligations valued at $204,115,764, 1.96% - 6.53%, 7/1/24 - 1/1/48)	$ 200,126	$ 200,000
10/1/10 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $27,545,989, 3.69%, 8/1/40)	27,034	27,000
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $16,327,292, 3.47% - 5.92%, 5/1/28 - 9/1/36)	16,022	16,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 4/25/11 (Collateralized by U.S. Government Obligations valued at $25,503,277, 4.11% - 5.67%, 4/1/20 - 7/1/40)	25,031	25,000
0.67%, dated 10/18/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $96,515,297, 0.31% - 6.51%, 2/18/14 - 1/5/46)	91,051	91,000
0.76%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan valued at $62,641,502, 0.4% - 3%, 9/25/2035 - 11/25/2047) (e)(h)	58,447	58,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $12,609,751, 1.75% - 3.25%, 12/1/13 - 8/1/39)	12,013	12,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $23,135,787, 0.55% - 7.15%, 12/15/11 - 4/15/22)	22,024	22,000
0.45%, dated:
8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $12,972,490, 2.88% - 5%, 9/15/14 - 9/1/15)	12,014	12,000
9/14/10 due 12/13/10 (Collateralized by Corporate Obligations valued at $18,371,418, 2.5% - 5%, 12/1/14 - 11/1/17)	17,019	17,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Mortgage Loan Obligations valued at $30,456,387, 0.54% - 8.62%, 12/9/11 - 1/2/25)	29,037	29,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $9,723,876, 2.25% - 3.25%, 9/1/15 - 8/1/39)	9,011	9,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $12,976,791, 5.25% - 5.35%, 1/5/11 - 2/15/15)	12,016	12,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.61%, dated 10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $24,841,264, 11.25% - 11.75%, 8/15/13 - 6/15/16)	$ 23,035	$ 23,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 1/19/11 (Collateralized by U.S. Government Obligations valued at $13,260,973, 4%, 9/1/2025 - 9/1/40)	13,008	13,000
0.25%, dated 10/21/10 due 4/19/11 (Collateralized by U.S. Government Obligations valued at $13,261,013, 4%, 9/1/25)	13,016	13,000
TOTAL REPURCHASE AGREEMENTS		2,949,800
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $18,015,261)		18,015,261
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(97,557)
NET ASSETS - 100%		$ 17,917,704
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,049,000,000 or 5.9% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $134,491,000, or 0.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $27,128,000 or 0.2% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,000,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.59%, 1/3/11	3/26/02	$ 35,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$48,973,000 due 11/01/10 at 0.23%
Banc of America Securities LLC	$ 8,162
Barclays Capital, Inc.	17,490
UBS Securities LLC	23,321
$ 48,973
$68,827,000 due 11/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,853
Bank of America NA	31,055
Barclays Capital, Inc.	3,364
Citibank NA	518
Citigroup Global Markets, Inc.	4,140
Deutsche Bank Securities, Inc.	3,105
ING Financial Markets LLC	2,418
J.P. Morgan Securities, Inc.	4,140
Merrill Lynch Government Securities, Inc.	1,863
Morgan Stanley & Co., Inc.	1,035
RBC Capital Markets Corp.	569
RBS Securities, Inc.	1,035
Societe Generale, New York Branch	207
UBS Securities LLC	6,004
Wells Fargo Securities LLC	6,521
$ 68,827
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $222,348 all of which will expire on October 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,949,800) - See accompanying schedule: Unaffiliated issuers (cost $18,015,261)		$ 18,015,261
Cash		126
Receivable for fund shares sold		246,178
Interest receivable		9,435
Receivable from investment adviser for expense reductions		126
Other receivables		248
Total assets		18,271,374

Liabilities
Payable for investments purchased	$ 16,994
Payable for fund shares redeemed	330,209
Distributions payable	4
Accrued management fee	3,770
Distribution and service plan fees payable	4
Other affiliated payables	2,326
Other payables and accrued expenses	363
Total liabilities		353,670

Net Assets		$ 17,917,704
Net Assets consist of:
Paid in capital		$ 17,918,264
Distributions in excess of net investment income		(338)
Accumulated undistributed net realized gain (loss) on investments		(222)
Net Assets		$ 17,917,704

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,748,222 ÷ 8,746,815 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,169,482 ÷ 9,167,496 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 80,542

Expenses
Management fee	$ 48,222
Transfer agent fees	38,652
Distribution and service plan fees	73,277
Accounting fees and expenses	1,200
Custodian fees and expenses	254
Independent trustees' compensation	71
Registration fees	3,706
Audit	80
Legal	100
Interest	1
Miscellaneous	348
Total expenses before reductions	165,911
Expense reductions	(87,584)	78,327
Net investment income		2,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(222)
Net increase in net assets resulting from operations		$ 1,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,215	$ 116,494
Net realized gain (loss)	(222)	2,905
Net increase in net assets resulting from operations	1,993	119,399
Distributions to shareholders from net investment income	(2,215)	(116,518)
Distributions to shareholders from net realized gain	(1,248)	-
Total distributions	(3,463)	(116,518)
Share transactions - net increase (decrease)	(3,624,684)	(1,363,036)
Total increase (decrease) in net assets	(3,626,154)	(1,360,155)

Net Assets
Beginning of period	21,543,858	22,904,013
End of period (including distributions in excess of net investment income of $338 and distributions in excess of net investment income of $213, respectively)	$ 17,917,704	$ 21,543,858

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.006	.029	.047	.042
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.006	.029	.047	.042
Distributions from net investment income	- C	(.006)	(.029)	(.047)	(.042)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.006)	(.029)	(.047)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.57%	2.97%	4.82%	4.28%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.77%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.41%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.41%	.70%	.70%	.70%	.70%
Net investment income	.01%	.57%	2.90%	4.72%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 8,748	$ 9,794	$ 9,562	$ 8,467	$ 6,741

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.004	.027	.045	.039
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.004	.027	.045	.039
Distributions from net investment income	- C	(.004)	(.027)	(.045)	(.039)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.004)	(.027)	(.045)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.41%	2.71%	4.56%	4.02%
Ratios to Average Net Assets B
Expenses before reductions	.98%	1.02%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.41%	.86%	.95%	.95%	.95%
Expenses net of all reductions	.41%	.86%	.95%	.95%	.95%
Net investment income	.01%	.40%	2.65%	4.47%	3.98%
Supplemental Data
Net assets, end of period (in millions)	$ 9,169	$ 11,750	$ 13,342	$ 10,829	$ 8,990

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/10	% of fund's investments 4/30/10	% of fund's investments 10/31/09
0 - 30	83.0	86.9	81.5
31 - 90	7.9	9.4	6.3
91 - 180	3.1	2.8	5.3
181 - 397	6.0	0.9	6.9
Weighted Average Maturity
	10/31/10	4/30/10	10/31/09
Tax-Exempt Fund	29 Days	17 Days	34 Days
All Tax-Free Money Market Funds Average*	33 Days	24 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/10	4/30/10	10/31/09
Tax-Exempt Fund	29 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
Variable Rate Demand Notes (VRDNs) 73.6%	Variable Rate Demand Notes (VRDNs) 76.6%
Commercial Paper (including CP Mode) 10.1%	Commercial Paper (including CP Mode) 8.5%
Tender Bonds 0.8%	Tender Bonds 0.7%
Municipal Notes 8.5%	Municipal Notes 8.1%
Fidelity Tax-Free Cash Central Fund 5.7%	Fidelity Tax-Free Cash Central Fund 5.3%
Other Investments 1.3%	Other Investments 1.2%
Net Other Assets† 0.0%	Net Other Assets† (0.4)%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Tax-Exempt Fund

Investments October 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,725	$ 5,725
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (a)	15,100	15,100
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.27%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		42,925
Alaska - 1.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.27%, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,720	24,720
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,165	12,165
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,907
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (a)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.28% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		118,517
Arizona - 2.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
(Catholic Healthcare West Proj.) Series 2009 F, 0.26%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	6,400	6,400
Phoenix Civic Impt. Corp. Series 2009, 0.32% 12/6/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,443
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 4,200	$ 4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.3% 12/14/10, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		143,188
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 1.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,311
California Gen. Oblig. 0.3% 11/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum of San Francisco Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	2,025	2,025
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	6,800	6,800
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,243
2% 4/21/11	7,600	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,846
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.31% 11/2/10, LOC Dexia Cr. Local de France, CP	8,600	8,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.28%, LOC Union Bank of California, VRDN (a)	4,000	4,000
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,300	10,300
		96,125
Colorado - 4.1%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	11,295	11,295
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,120	15,120
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,540	8,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Putters 3632, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
(NCMC, Inc. Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (a)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 3,900	$ 3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.28% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.28%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.6%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	14,500	14,500
		278,385
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1% tender 11/4/10, CP mode	6,200	6,200
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,164
Series 2010 A, 2% 5/19/11	20,500	20,673
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,837
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.6%, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.54%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2008 C, 0.32%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.32% tender 12/6/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.32%, LOC Bank of America NA, VRDN (a)	5,225	5,225
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.28%, LOC Bank of America NA, VRDN (a)	14,900	14,900
Series 1998 A Tranche III, 0.28%, LOC Bank of America NA, VRDN (a)	3,425	3,425
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	5,110	5,110
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	18,525	18,525
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.3%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		105,840
Florida - 11.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.33% tender 12/2/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Broward County School District TAN Series 2010, 1% 1/13/11	20,100	20,127
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	3,050	3,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,785	$ 10,785
Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,262
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,033
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.27%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.27%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,410	9,410
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,675	12,675
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.27%, VRDN (a)	1,800	1,800
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.26%, LOC Harris NA, VRDN (a)	9,900	9,900
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	7,320	7,320
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series C, 0.33% tender 11/2/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	5,800	5,800
Series F, 0.33% tender 11/10/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
Series Three 2008 B4, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	26,710	26,710
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	$ 6,400	$ 6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 11/18/10, CP mode	6,200	6,200
Series 1994, 0.32% tender 11/18/10, CP mode	9,560	9,560
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,246
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	195,300	195,795
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.29%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.4%, LOC Bank of America NA, VRDN (a)	6,020	6,020
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,948
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.34%, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (a)	39,845	39,845
(Planned Parenthood Proj.) Series 2002, 0.34%, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.27%, LOC Northern Trust Co., VRDN (a)	8,600	8,600
Palm Beach County School District TAN Series 2010, 1.5% 1/14/11	25,900	25,962
Panama City Beach Participating VRDN Series Solar 2006 129, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,975	8,975
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	25,280	25,280
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.27%, LOC Northern Trust Co., VRDN (a)	$ 5,750	$ 5,750
Series 2009 A3, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,142
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,110	12,110
Series 2005 A2, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.38% 11/4/10, LOC Dexia Cr. Local de France, CP	23,500	23,500
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,085	4,085
		787,070
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,770	1,770
Atlanta Arpt. Rev. Series 2010 B1, 0.3% 12/13/10, LOC Wells Fargo Bank NA, CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,500	$ 10,500
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.28%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,575	11,575
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.26%, LOC Bank of Scotland PLC, VRDN (a)	1,605	1,605
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,150	17,150
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,400	15,400
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Series ROC II R 11861, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,470	6,470
Series Solar 08 0001, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,275	10,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,150	$ 5,150
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		173,890
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.28%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.26%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		14,800
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,206
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
		27,206
Illinois - 6.3%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.3%, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.28%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,445	7,445
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Series 2004 A3, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	$ 6,200	$ 6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	30,600	30,600
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,635	5,635
Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	23,180	23,180
(Museum of Science & Industry Proj.) Series 2009 C, 0.29%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	22,375	22,375
Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,325	7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2009 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000	$ 5,000
(Provena Health Proj.) Series 2010 D, 0.25%, LOC Union Bank of California, VRDN (a)	10,250	10,250
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	4,425	4,435
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.33%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		435,230
Indiana - 2.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	18,015	18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.29%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,350	8,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Edl. Facilities Auth. Rev.: - continued
(Hanover College Proj.) Series 2004 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,295	$ 2,295
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2008 D, 0.28%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 J, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,675	10,675
Indiana Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 12, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,785	11,785
Series Putters 3634, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,275	18,275
(DePauw Univ. Proj.) Series 2008 A, 0.27%, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
0.32% tender 11/17/10 (BP PLC Guaranteed), CP mode	3,100	3,100
0.32% tender 11/17/10 (BP PLC Guaranteed), CP mode	12,200	12,200
		188,800
Iowa - 1.0%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,410	6,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	$ 18,100	$ 18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.27%, VRDN (a)	40,400	40,400
		64,910
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,500
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,160	18,160
		55,160
Louisiana - 2.4%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11876, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,000	7,000
Series Solar 06 133, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,370	3,370
Louisiana Gen. Oblig. Series 2008 A, 0.25%, LOC BNP Paribas SA, VRDN (a)	38,200	38,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	12,000	12,000
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	$ 5,400	$ 5,400
(CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
		167,445
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,945	7,945
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,730	13,730
Baltimore County Metropolitan District Series 1995, 0.33% 1/18/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Howard County Gen. Oblig. Series 2006 D, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.28%, LOC Fannie Mae, VRDN (a)	8,900	8,900
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.4%, LOC Bank of America NA, VRDN (a)	2,825	2,825
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,830	3,830
(Adventist Healthcare Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.3%, LOC Bank of America NA, VRDN (a)	10,780	10,780
Series 2007 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.28%, LOC Bank of America NA, VRDN (a)	17,255	17,255
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		144,775
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Gen. Oblig.:
RAN Series 2010 A, 2% 4/28/11	13,000	13,107
Series 1998 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,600	3,600
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	41,000	41,000
Series H, 0.3% 11/4/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	15,050	15,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 11/1/10, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 11/1/10, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,125	11,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	$ 2,300	$ 2,300
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		168,082
Michigan - 1.8%
Michigan Bldg. Auth. Rev. Series 6, 0.32% 11/18/10, LOC U.S. Bank NA, Minnesota, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,257
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	18,052
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.32% tender 12/3/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.33%, LOC Banco Santander SA, VRDN (a)	6,100	6,100
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		122,959
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.28%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Univ. of Minnesota Series 2001 C, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		21,155
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.27%, tender 11/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.: - continued
(Harrison County Proj.) Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (a)	$ 13,525	$ 13,525
Mississippi Gen. Oblig. 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	23,100	23,100
		42,625
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Christian Brothers College Proj.) Series 2002 A, 0.27%, LOC TD Banknorth, NA, VRDN (a)	29,490	29,490
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.32% tender 11/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.27%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		77,265
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.28% 12/1/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.26% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,525	10,525
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,000	23,000
		77,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 24,900	$ 24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Series Putters 3489Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,965	11,965
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.3% 11/30/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	1,900	1,900
Series 2008 B, 0.25%, LOC Union Bank of California, VRDN (a)	43,025	43,025
Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		167,810
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.28%, LOC Bank of America NA, VRDN (a)	6,965	6,965
New Jersey - 0.5%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,188
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 X, 0.27%, LOC Bank of America NA, VRDN (a)	7,520	7,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.27%, LOC Bank of America NA, VRDN (a)	$ 7,000	$ 7,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.27%, LOC Bank of America NA, VRDN (a)	2,300	2,300
		37,008
New Mexico - 0.7%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	49,265	49,265
New York - 3.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,000	1,000
New York City Gen. Oblig.:
Bonds Series 2005 M, 5% 4/1/11	2,775	2,829
Series 2004 A3, 0.25%, LOC BNP Paribas SA, VRDN (a)	1,500	1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.35%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.25%, LOC Fannie Mae, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series ROC II R 11877, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,500	7,500
Series 7, 0.36% 7/26/11, CP	11,300	11,300
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,175
Participating VRDN:
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
(The Culinary Institute of America Proj.) Series 2004 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	18,055	18,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(505 West 37th Street Proj.) Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 4,800	$ 4,800
(MF Associates Proj.) Series 1991, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	43,300	43,300
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.35% 11/8/10, LOC ABN-AMRO Bank NV, CP	9,700	9,700
0.35% 11/9/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.26% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	5,125	5,125
		213,684
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B:
0.33% 11/19/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	5,800	5,800
0.33% 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	3,800	3,800
		9,600
Non State Specific - 0.1%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
North Carolina - 5.1%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,915	10,915
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.35%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,140	6,140
Series 2002 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	35,900	35,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	$ 6,220	$ 6,220
Guilford County Gen. Oblig. Series 2007 B, 0.3% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,330	10,330
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.28%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.28%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.27%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	25,000	25,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (a)	4,700	4,700
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (a)	5,860	5,860
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,800	3,800
(Wake Forest Univ. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.28%, LOC Bank of America NA, VRDN (a)	$ 20,275	$ 20,275
Series 2003 B, 0.28%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 11/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,165	4,165
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,685	25,685
Series EGL 05 3014 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C:
0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,600	6,600
Winston-Salem Ltd. Oblig. Series 2010 B, 0.28% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		347,280
Ohio - 1.8%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,320	3,320
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,935	1,935
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.): - continued
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000	$ 5,000
Lancaster Port Auth. Gas Rev. 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	4,400	4,400
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,725	5,725
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700	3,700
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,345	6,345
		121,240
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.3%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.0%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.32% tender 12/7/10, CP mode	8,000	8,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	$ 19,300	$ 19,300
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,845	16,845
Port of Portland Arpt. Rev. Series 2009 A1, 0.27%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		135,335
Pennsylvania - 6.6%
Allegheny County Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,645	6,645
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,585	14,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,360	8,360
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,560	5,560
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.26%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	4,100	4,100
Series 2008 A, 0.26%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	24,600	24,600
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	21,100	21,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Poll. Cont. Bonds 0.35% tender 12/1/10 (BP PLC Guaranteed), CP mode	$ 5,300	$ 5,300
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,610	8,610
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lower Merion School District Series 2009 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,800	4,800
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,375	1,375
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.29% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	142,217
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.26%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,005	5,005
(Philadelphia Univ. Proj.) Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.25%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2008 B5, 0.25%, LOC Bank of America NA, VRDN (a)	$ 100	$ 100
Philadelphia School District:
Series 2008 A1, 0.27%, LOC Bank of America NA, VRDN (a)	12,000	12,000
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Somerset County Gen. Oblig. Series 2009 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		454,817
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,380	12,380
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.27%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	9,505	9,505
(Roger Williams Univ. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		36,710
South Carolina - 3.2%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	$ 1,875	$ 1,875
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	26,400	26,400
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,585	5,585
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.31%, VRDN (a)	19,000	19,000
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	16,935	17,030
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Citibank NA, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
Series 2010 A, 0.31% 3/11/11, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.28%, LOC Bank of America NA, VRDN (a)	12,905	12,905
Series 2003 B2, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 11/30/10, CP mode	5,800	5,800
		217,400
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.25% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.43%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (a)	$ 3,000	$ 3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.3%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.29%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,055	5,055
Shelby County Gen. Oblig.:
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,200	3,200
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28%, LOC Bank of America NA, VRDN (a)	7,275	7,275
		117,445
Texas - 9.3%
Austin Util. Sys. Rev. Series A:
0.31% 12/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,000	33,000
0.32% 12/17/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
0.33% 12/8/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,685	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	$ 2,500	$ 2,500
Brownsville Util. Sys. Rev. Series A, 0.3% 12/10/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,212	5,212
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,815	3,815
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.28% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas North Texas Tollway Auth. Series A, 0.3% 11/16/10, LOC Bank of America NA, CP	6,000	6,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,410	11,410
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.29% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.5%, LOC Compass Bank, VRDN (a)	12,500	12,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.47%, LOC Compass Bank, VRDN (a)	24,300	24,300
Harris County Metropolitan Trans. Auth. Series A1:
0.3% 12/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.31% 12/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
0.33% 3/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.28% (Liquidity Facility Citibank NA) (a)(e)	$ 2,900	$ 2,900
Series A, 0.32% 11/17/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B4, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,650	5,650
Irving Independent School District Participating VRDN Series PT 3954, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.33% 12/7/10, LOC Bank of America NA, CP	10,000	10,000
Mesquite Independent School District Series 2003 A, 0.25% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,265	8,265
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	7,270	7,270
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.27% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.27% (Liquidity Facility Societe Generale) (a)(e)	4,750	4,750
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,340	5,340
Series SG 104, 0.28% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series SG 105, 0.28% (Liquidity Facility Societe Generale) (a)(e)	$ 29,400	$ 29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,325	24,325
Series A, 0.32% 12/1/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.28% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A, 0.34% 11/9/10, CP	15,334	15,334
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 0.3%, LOC Bank of America NA, VRDN (a)	38,500	38,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,350	2,350
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,740	3,740
Series Putters 3534, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,990	3,990
Series ROC II R 11184, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,210	6,210
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.24%, VRDN (a)	600	600
Texas Pub. Fin. Auth. Series 2002 A, 0.29% 3/17/11, CP	10,500	10,500
Texas Pub. Fin. Auth. Rev. Series 2003, 0.31% 12/10/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,660	10,660
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	10,000	10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	44,000	44,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 12/6/10, LOC Bank of America NA, CP	$ 22,350	$ 22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	12,360	12,360
		636,876
Utah - 1.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,157
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,063
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	11,070	11,070
Series 1997 B2, 0.3% 12/1/10 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.32% 12/1/10 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 3/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,840	2,840
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Series DCL 021, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,830	9,830
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		112,410
Virginia - 1.3%
Albemarle County Indl. Dev. Auth. Health Srv 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,160	6,160
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,250	$ 4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.27%, LOC Citibank NA, VRDN (a)	19,905	19,905
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.4%, tender 5/27/11 (a)	17,345	17,345
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,540	7,540
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,702
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,940	3,940
Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series BC 10 17W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
		89,767
Washington - 1.7%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,515	3,515
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,365	3,365
Port of Seattle Rev. Series 2001 A1, 0.32% 11/10/10, LOC Bank of America NA, CP	13,635	13,635
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.28% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,388
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,970	2,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Hsg. Auth. Rev. Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	$ 9,200	$ 9,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,445	6,445
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series Putters 3054, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series ROC II R 759 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,815	15,815
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	12,100	12,100
(MultiCare Health Sys. Proj.) Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.26%, LOC Fannie Mae, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.27%, LOC Fannie Mae, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,300	8,300
		119,348
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (a)	4,700	4,700
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	15,600	15,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.): - continued
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,000	$ 3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	22,900	22,900
		49,200
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series Solar 07 4, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,265	24,265
Series 2006 A, 0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		63,589
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.7%
Fidelity Tax-Free Cash Central Fund, 0.28% (b)(c)	392,605,000	$ 392,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,888,628)		6,888,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,437)
NET ASSETS - 100%		$ 6,885,191
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,630,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 895
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,496,023)	$ 6,496,023
Fidelity Central Funds (cost $392,605)	392,605
Total Investments (cost $6,888,628)		$ 6,888,628
Cash		731
Receivable for investments sold		7,101
Receivable for fund shares sold		89,329
Interest receivable		5,188
Distributions receivable from Fidelity Central Funds		64
Receivable from investment adviser for expense reductions		37
Other receivables		29
Total assets		6,991,107

Liabilities
Payable for investments purchased	$ 21,754
Payable for fund shares redeemed	81,207
Distributions payable	1
Accrued management fee	1,443
Distribution and service plan fees payable	1
Other affiliated payables	1,420
Other payables and accrued expenses	90
Total liabilities		105,916

Net Assets		$ 6,885,191
Net Assets consist of:
Paid in capital		$ 6,885,042
Accumulated undistributed net realized gain (loss) on investments		149
Net Assets		$ 6,885,191

Daily Money Class: Net Asset Value, offering price and redemption price per share ($507,872 ÷ 507,344 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($371,480 ÷ 371,110 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,005,839 ÷ 6,002,402 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 19,768
Income from Fidelity Central Funds		895
Total income		20,663

Expenses
Management fee	$ 17,833
Transfer agent fees	14,268
Distribution and service plan fees	3,459
Accounting fees and expenses	595
Custodian fees and expenses	118
Independent trustees' compensation	26
Registration fees	449
Audit	50
Legal	34
Miscellaneous	86
Total expenses before reductions	36,918
Expense reductions	(16,968)	19,950
Net investment income		713
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		188
Net increase in net assets resulting from operations		$ 901

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 713	$ 12,347
Net realized gain (loss)	188	466
Net increase in net assets resulting from operations	901	12,813
Distributions to shareholders from net investment income	(713)	(12,344)
Share transactions - net increase (decrease)	(82,482)	(1,398,820)
Total increase (decrease) in net assets	(82,294)	(1,398,351)

Net Assets
Beginning of period	6,967,485	8,365,836
End of period	$ 6,885,191	$ 6,967,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.019	.030	.027
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.019	.030	.027
Distributions from net investment income	- D	(.001)	(.019)	(.030)	(.027)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.001)	(.019)	(.030)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.06%	1.87%	3.07%	2.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.76%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.28%	.60%	.70%	.70%	.70%
Expenses net of all reductions	.28%	.59%	.61%	.54%	.54%
Net investment income	.01%	.05%	1.81%	3.03%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$ 508	$ 597	$ 922	$ 895	$ 617

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.016	.028	.024
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.016	.028	.024
Distributions from net investment income	- D	- D	(.016)	(.028)	(.024)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	- D	(.016)	(.028)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	1.62%	2.81%	2.46%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	1.01%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.28%	.63%	.95%	.95%	.95%
Expenses net of all reductions	.28%	.63%	.86%	.82%	.79%
Net investment income	.01%	.02%	1.56%	2.74%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 452	$ 660	$ 508	$ 519

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.002	.021	.033	.029
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.002	.021	.033	.029
Distributions from net investment income	- D	(.002)	(.021)	(.033)	(.029)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.002)	(.021)	(.033)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.18%	2.13%	3.32%	2.97%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.51%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.28%	.46%	.36%	.29%	.29%
Net investment income	.01%	.18%	2.06%	3.28%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 6,006	$ 5,918	$ 6,784	$ 4,346	$ 2,661

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Effective after the close of business on September 1, 2010, Treasury Advisor B Class shares were closed to new accounts and additional purchases by existing shareholders. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury	$ 3,366,187	$ -	$ -	$ -
Prime	18,015,261	-	-	-
Tax-Exempt	6,888,628	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Prime	$ -	$ (222)	$ -
Tax-Exempt	178	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

October 31, 2010
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 510	$ -	$ 510
Prime	-	3,255	208	3,463
Tax-Exempt	713	-	-	713
October 31, 2009
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 1,025	$ -	$ 1,025
Prime	-	116,518	-	116,518
Tax-Exempt	12,344	-	-	12,344

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, Certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Reverse Repurchase Agreements - continued

counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	$ 24,202.05%

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 5,840	$ -
Capital Reserves Class	.25%	.25%	6,524	-
Advisor B Class	.75%	.25%	562	-
Advisor C Class	.75%	.25%	1,191	-
			$ 14,117	$ -

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Prime
Daily Money Class	-%	.25%	$ 23,166	$ -
Capital Reserves Class	.25%	.25%	50,111	-
			$ 73,277	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,405	$ -
Capital Reserves Class	.25%	.25%	2,054	-
			$ 3,459	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 2
Advisor B Class*	271
Advisor C Class*	34
Prime
Daily Money Class	37
Tax-Exempt
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

Total Fees
Treasury - Daily Money Class	$ 4,697
Treasury - Capital Reserves Class	2,612
Treasury - Advisor B Class	114
Treasury - Advisor C Class*	241
$ 7,664
Prime - Daily Money Class	$ 18,605
Prime - Capital Reserves Class	20,047
$ 38,652
Tax-Exempt - Daily Money Class	$ 1,125
Tax-Exempt - Capital Reserves Class	822
Tax-Exempt - Fidelity Tax-Free Money Market Fund	12,321
$ 14,268

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 2,816
Capital Reserves Class	.95%	3,046
Tax-Exempt
Daily Money Class	.70%	$ 109
Capital Reserves Class	.95%	81
Fidelity Tax-Free Money Market Fund	.45%	1,166

Annual Report

6. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 11,817
Capital Reserves Class	9,873
Advisor B Class	707
Advisor C Class	1,497
Prime
Daily Money Class	27,280
Capital Reserves Class	54,442
Tax-Exempt
Daily Money Class	2,364
Capital Reserves Class	2,754
Fidelity Tax-Free Money Market Fund	10,486

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Tax-Exempt	$ 8

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Treasury - Daily Money Class	$ 233	$ 595
Treasury - Capital Reserves Class	130	380
Treasury - Advisor B Class	6	15
Treasury - Advisor C Class	12	35
Total	$ 381	$ 1,025
Prime - Daily Money Class	$ 1,117	$ 59,806
Prime - Capital Reserves Class	1,098	56,712
Total	$ 2,215	$ 116,518
Tax-Exempt - Daily Money Class	$ 56	$ 489
Tax-Exempt - Capital Reserves Class	41	144
Tax-Exempt - Fidelity Tax-Free Money Market Fund	616	11,711
Total	$ 713	$ 12,344

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders - continued

Years ended October 31,	2010	2009
From net realized gain
Treasury - Daily Money Class	$ 76	$ -
Treasury - Capital Reserves Class	47	-
Treasury - Advisor B Class	2	-
Treasury - Advisor C Class	4	-
Total	$ 129	$ -
Prime - Daily Money Class	$ 569	$ -
Prime - Capital Reserves Class	679	-
Total	$ 1,248	$ -

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2010	2009
Treasury - Daily Money Class Shares sold	7,446,356	11,746,758
Reinvestment of distributions	295	565
Shares redeemed	(8,037,922)	(13,229,318)
Net increase (decrease)	(591,271)	(1,481,995)
Treasury - Capital Reserves Class Shares sold	2,963,646	5,319,725
Reinvestment of distributions	166	358
Shares redeemed	(3,508,365)	(6,711,935)
Net increase (decrease)	(544,553)	(1,391,852)
Treasury - Advisor B Class Shares sold	23,644	52,307
Reinvestment of distributions	7	14
Shares redeemed	(46,351)	(78,799)
Net increase (decrease)	(22,700)	(26,478)
Treasury - Advisor C Class Shares sold	85,906	141,292
Reinvestment of distributions	15	33
Shares redeemed	(118,326)	(264,891)
Net increase (decrease)	(32,405)	(123,566)
Prime - Daily Money Class Shares sold	31,125,826	33,048,847
Reinvestment of distributions	1,639	58,112
Shares redeemed	(32,172,418)	(32,877,028)
Net increase (decrease)	(1,044,953)	229,931

Annual Report

8. Share Transactions - continued

Years ended October 31,	2010	2009
Prime - Capital Reserves Class Shares sold	34,133,287	46,283,073
Reinvestment of distributions	1,741	55,453
Shares redeemed	(36,714,759)	(47,931,493)
Net increase (decrease)	(2,579,731)	(1,592,967)
Tax-Exempt - Daily Money Class Shares sold	1,728,937	2,039,299
Reinvestment of distributions	55	462
Shares redeemed	(1,818,148)	(2,364,538)
Net increase (decrease)	(89,156)	(324,777)
Tax-Exempt - Capital Reserves Class Shares sold	1,824,962	1,725,288
Reinvestment of distributions	40	138
Shares redeemed	(1,905,882)	(1,932,947)
Net increase (decrease)	(80,880)	(207,521)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	22,285,195	23,611,926
Reinvestment of distributions	609	11,539
Shares redeemed	(22,198,249)	(24,489,987)
Net increase (decrease)	87,555	(866,522)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-
present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Fund	$4
Tax-Exempt Fund	$159,779

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following fund were subject to the federal alternative minimum tax:

Tax-Exempt Fund	0%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	47.44%
Prime Fund	6.84%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to October 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$354,694
Prime Fund	$1,974,859

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Daily Money Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Tax-Exempt Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Treasury Fund

Prime Fund

Annual Report

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2009 and the total expenses of Daily Money Class of Prime Fund ranked above its competitive median for 2009. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure included funds with no 12b-1 fees. When compared only to funds with 12b-1 fees, the total expenses of Daily Money Class of Prime Fund ranked below its competitive median for 2009.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each of Tax-Exempt Fund and Treasury Fund ranked below its competitive median for 2009 and the total expenses of Capital Reserves Class of Prime Fund ranked above its competitive median for 2009. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2009.

Advisor C Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2009.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield for certain classes of each fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1210
1.538749.113

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Daily Money Class	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46**
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48**
Capital Reserves Class	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46**
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48**
Fidelity Tax-Free Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46**
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Tax-Exempt Daily Money Class	0.70%
Actual		$ 3.53
HypotheticalA		$ 3.57
Capital Reserves Class	0.95%
Actual		$ 4.78
HypotheticalA		$ 4.84
Fidelity Tax-Free Money Market Fund	0.45%
Actual		$ 2.27
HypotheticalA		$ 2.29

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/10	% of fund's investments 4/30/10	% of fund's investments 10/31/09
0 - 30	83.0	86.9	81.5
31 - 90	7.9	9.4	6.3
91 - 180	3.1	2.8	5.3
181 - 397	6.0	0.9	6.9
Weighted Average Maturity
	10/31/10	4/30/10	10/31/09
Tax-Exempt Fund	29 Days	17 Days	34 Days
All Tax-Free Money Market Funds Average*	33 Days	24 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/10	4/30/10	10/31/09
Tax-Exempt Fund	29 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2010	As of April 30, 2010
Variable Rate Demand Notes (VRDNs) 73.6%	Variable Rate Demand Notes (VRDNs) 76.6%
Commercial Paper (including CP Mode) 10.1%	Commercial Paper (including CP Mode) 8.5%
Tender Bonds 0.8%	Tender Bonds 0.7%
Municipal Notes 8.5%	Municipal Notes 8.1%
Fidelity Tax-Free Cash Central Fund 5.7%	Fidelity Tax-Free Cash Central Fund 5.3%
Other Investments 1.3%	Other Investments 1.2%
Net Other Assets† 0.0%	Net Other Assets† (0.4)%

† Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 100.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,725	$ 5,725
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (a)	15,100	15,100
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.27%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		42,925
Alaska - 1.7%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.27%, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,720	24,720
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,165	12,165
North Slope Borough Gen. Oblig. Bonds Series 2010 A, 2% 6/30/11	9,800	9,907
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (a)	19,000	19,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.28% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		118,517
Arizona - 2.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
(Catholic Healthcare West Proj.) Series 2009 F, 0.26%, LOC Citibank NA, VRDN (a)	13,900	13,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	6,400	6,400
Phoenix Civic Impt. Corp. Series 2009, 0.32% 12/6/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/11	1,400	1,443
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 4,200	$ 4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,345	3,345
Series C, 0.3% 12/14/10, CP	2,100	2,100
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		143,188
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 1.4%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 1% 5/1/11	10,275	10,311
California Gen. Oblig. 0.3% 11/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Infrastructure & Econ. Dev. Bank Rev. (Asian Art Museum of San Francisco Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	2,025	2,025
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	6,800	6,800
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	7,200	7,243
2% 4/21/11	7,600	7,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.25%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	16,700	16,846
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.31% 11/2/10, LOC Dexia Cr. Local de France, CP	8,600	8,600
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,850	6,850
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.28%, LOC Union Bank of California, VRDN (a)	4,000	4,000
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.26%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,300	10,300
		96,125
Colorado - 4.1%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	11,295	11,295
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,120	15,120
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,540	8,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Putters 3632, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	38,145	38,145
(Catholic Health Initiatives Proj.):
Series 2004 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,200	2,200
Series 2004 B2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,300	17,300
(NCMC, Inc. Proj.) Series 2008 A, 0.45%, LOC Compass Bank, VRDN (a)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 3,900	$ 3,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.28% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.28%, VRDN (a)	73,650	73,650
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.6%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	14,500	14,500
		278,385
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1% tender 11/4/10, CP mode	6,200	6,200
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,164
Series 2010 A, 2% 5/19/11	20,500	20,673
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.25%, LOC HSBC Bank USA, NA, VRDN (a)	4,400	4,400
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.25% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
		74,837
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.6%, VRDN (a)	$ 3,500	$ 3,500
Series 1999 A, 0.54%, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2008 C, 0.32%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.32% tender 12/6/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.32%, LOC Bank of America NA, VRDN (a)	5,225	5,225
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.28%, LOC Bank of America NA, VRDN (a)	14,900	14,900
Series 1998 A Tranche III, 0.28%, LOC Bank of America NA, VRDN (a)	3,425	3,425
(The AARP Foundation Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Phillips Collection Issue Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	5,110	5,110
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	18,525	18,525
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.3%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		105,840
Florida - 11.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.33% tender 12/2/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.28%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Broward County School District TAN Series 2010, 1% 1/13/11	20,100	20,127
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	3,050	3,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,785	$ 10,785
Series EGL 07 0049, 0.28% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	15,900	16,262
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Bonds Series 2009 B, 5% 8/1/11	1,000	1,033
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.27%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.27%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,410	9,410
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,675	12,675
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.27%, VRDN (a)	1,800	1,800
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2007 B, 0.26%, LOC Harris NA, VRDN (a)	9,900	9,900
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	7,320	7,320
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series C, 0.33% tender 11/2/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	5,800	5,800
Series F, 0.33% tender 11/10/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	41,500	41,500
Series Three 2008 B4, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	26,710	26,710
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.): - continued
Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	$ 6,400	$ 6,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.32% tender 11/18/10, CP mode	6,200	6,200
Series 1994, 0.32% tender 11/18/10, CP mode	9,560	9,560
Manatee County School District TAN Series 2010, 1.25% 5/1/11	10,200	10,246
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	195,300	195,795
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.29%, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.4%, LOC Bank of America NA, VRDN (a)	6,020	6,020
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2010 D, 2.5% 5/1/11	14,800	14,948
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.34%, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (a)	39,845	39,845
(Planned Parenthood Proj.) Series 2002, 0.34%, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.27%, LOC Northern Trust Co., VRDN (a)	8,600	8,600
Palm Beach County School District TAN Series 2010, 1.5% 1/14/11	25,900	25,962
Panama City Beach Participating VRDN Series Solar 2006 129, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,975	8,975
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	25,280	25,280
Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (a)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.27%, LOC Northern Trust Co., VRDN (a)	$ 5,750	$ 5,750
Series 2009 A3, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	19,000	19,142
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,110	12,110
Series 2005 A2, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.38% 11/4/10, LOC Dexia Cr. Local de France, CP	23,500	23,500
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,085	4,085
		787,070
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,770	1,770
Atlanta Arpt. Rev. Series 2010 B1, 0.3% 12/13/10, LOC Wells Fargo Bank NA, CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,500	$ 10,500
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.28%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,575	11,575
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.35%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.26%, LOC Bank of Scotland PLC, VRDN (a)	1,605	1,605
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,150	17,150
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,400	15,400
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
Series ROC II R 11861, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,470	6,470
Series Solar 08 0001, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,275	10,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,150	$ 5,150
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		173,890
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.28%, LOC Bank of America NA, VRDN (a)	9,600	9,600
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.26%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		14,800
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/11	10,100	10,206
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
		27,206
Illinois - 6.3%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.3%, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.28%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,445	7,445
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.31%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Series 2004 A3, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage County Rev. (Morton Arboretum Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	$ 6,200	$ 6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.28% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
Series Putters 3764, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	30,600	30,600
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,635	5,635
Series 2008 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	23,180	23,180
(Museum of Science & Industry Proj.) Series 2009 C, 0.29%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	22,375	22,375
Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,325	7,325
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2009 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000	$ 5,000
(Provena Health Proj.) Series 2010 D, 0.25%, LOC Union Bank of California, VRDN (a)	10,250	10,250
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(Trinity Int'l. Univ. Proj.) Series 2009, 0.28%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	4,425	4,435
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.33%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.41%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		435,230
Indiana - 2.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	18,015	18,015
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.29%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,350	8,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Edl. Facilities Auth. Rev.: - continued
(Hanover College Proj.) Series 2004 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,295	$ 2,295
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 2008 D, 0.28%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 J, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,675	10,675
Indiana Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 12, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,785	11,785
Series Putters 3634, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.26%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,275	18,275
(DePauw Univ. Proj.) Series 2008 A, 0.27%, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.) Series 2005 C, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,200	4,200
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
0.32% tender 11/17/10 (BP PLC Guaranteed), CP mode	3,100	3,100
0.32% tender 11/17/10 (BP PLC Guaranteed), CP mode	12,200	12,200
		188,800
Iowa - 1.0%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,410	6,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.37%, VRDN (a)	$ 18,100	$ 18,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.27%, VRDN (a)	40,400	40,400
		64,910
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,500
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,160	18,160
		55,160
Louisiana - 2.4%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11876, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,000	7,000
Series Solar 06 133, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,370	3,370
Louisiana Gen. Oblig. Series 2008 A, 0.25%, LOC BNP Paribas SA, VRDN (a)	38,200	38,200
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	12,000	12,000
Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	$ 5,400	$ 5,400
(CommCare Corp. Proj.) Series 2008 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	12,500	12,500
		167,445
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,945	7,945
Maryland - 2.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.26% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,730	13,730
Baltimore County Metropolitan District Series 1995, 0.33% 1/18/11 (Liquidity Facility BNP Paribas SA), CP	10,000	10,000
Howard County Gen. Oblig. Series 2006 D, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,000	18,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.28%, LOC Fannie Mae, VRDN (a)	8,900	8,900
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.4%, LOC Bank of America NA, VRDN (a)	2,825	2,825
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,830	3,830
(Adventist Healthcare Proj.) Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.29%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.3%, LOC Bank of America NA, VRDN (a)	10,780	10,780
Series 2007 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
(Upper Chesapeake Hosp. Proj.) Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,960	5,960
(Villa Julie College, Inc. Proj.) Series 2005, 0.28%, LOC Bank of America NA, VRDN (a)	17,255	17,255
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.4%, LOC Bank of America NA, VRDN (a)	5,330	5,330
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
		144,775
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Massachusetts Gen. Oblig.:
RAN Series 2010 A, 2% 4/28/11	13,000	13,107
Series 1998 A, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,600	3,600
Series 2001 C, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	41,000	41,000
Series H, 0.3% 11/4/10 (Liquidity Facility Bank of Nova Scotia New York Branch), CP	15,050	15,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 11/1/10, CP mode	10,000	10,000
Series 1993 A, 0.8% tender 11/1/10, CP mode	18,000	18,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts St Wtr. Resources Auth. Participating VRDN Series BC 10 37B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	11,125	11,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (a)	$ 2,300	$ 2,300
Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		168,082
Michigan - 1.8%
Michigan Bldg. Auth. Rev. Series 6, 0.32% 11/18/10, LOC U.S. Bank NA, Minnesota, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
Michigan Fin. Auth. Rev. RAN Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	20,000	20,257
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	17,800	18,052
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.32% tender 12/3/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.33%, LOC Banco Santander SA, VRDN (a)	6,100	6,100
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.28%, LOC Bank of America NA, VRDN (a)	52,000	52,000
		122,959
Minnesota - 0.3%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.28%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Univ. of Minnesota Series 2001 C, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		21,155
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.27%, tender 11/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig.: - continued
(Harrison County Proj.) Series 2008 A2, 0.3%, LOC Bank of America NA, VRDN (a)	$ 13,525	$ 13,525
Mississippi Gen. Oblig. 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	23,100	23,100
		42,625
Missouri - 1.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.27%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Christian Brothers College Proj.) Series 2002 A, 0.27%, LOC TD Banknorth, NA, VRDN (a)	29,490	29,490
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.32% tender 11/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.27%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,775	3,775
		77,265
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Lincoln Elec. Sys. Rev. Series 2005, 0.28% 12/1/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.26% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,525	10,525
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,000	23,000
		77,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 24,900	$ 24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Series Putters 3489Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,965	11,965
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.3% 11/30/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.27%, LOC Union Bank of California, VRDN (a)	1,900	1,900
Series 2008 B, 0.25%, LOC Union Bank of California, VRDN (a)	43,025	43,025
Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	28,460	28,460
Series 2009 B, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
		167,810
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.28%, LOC Bank of America NA, VRDN (a)	6,965	6,965
New Jersey - 0.5%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	20,000	20,188
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 X, 0.27%, LOC Bank of America NA, VRDN (a)	7,520	7,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev. (Princeton HealthCare Sys. Proj.) Series 2010 A, 0.27%, LOC Bank of America NA, VRDN (a)	$ 7,000	$ 7,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.27%, LOC Bank of America NA, VRDN (a)	2,300	2,300
		37,008
New Mexico - 0.7%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	49,265	49,265
New York - 3.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	1,000	1,000
New York City Gen. Oblig.:
Bonds Series 2005 M, 5% 4/1/11	2,775	2,829
Series 2004 A3, 0.25%, LOC BNP Paribas SA, VRDN (a)	1,500	1,500
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.35%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.25%, LOC Fannie Mae, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series ROC II R 11877, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,500	7,500
Series 7, 0.36% 7/26/11, CP	11,300	11,300
New York Dorm. Auth. Revs.:
Bonds (State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/11	6,000	6,175
Participating VRDN:
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
(The Culinary Institute of America Proj.) Series 2004 C, 0.26%, LOC TD Banknorth, NA, VRDN (a)	12,800	12,800
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	18,055	18,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(505 West 37th Street Proj.) Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 4,800	$ 4,800
(MF Associates Proj.) Series 1991, 0.27%, LOC Landesbank Hessen-Thuringen, VRDN (a)	43,300	43,300
New York Metropolitan Trans. Auth. Rev.:
Series A:
0.35% 11/8/10, LOC ABN-AMRO Bank NV, CP	9,700	9,700
0.35% 11/9/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.26% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	5,125	5,125
		213,684
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B:
0.33% 11/19/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	5,800	5,800
0.33% 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	3,800	3,800
		9,600
Non State Specific - 0.1%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
North Carolina - 5.1%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,915	10,915
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.35%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	12,420	12,420
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,140	6,140
Series 2002 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	35,900	35,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	$ 6,220	$ 6,220
Guilford County Gen. Oblig. Series 2007 B, 0.3% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,575	6,575
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,330	10,330
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.28%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.28%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.28% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.27%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	25,000	25,000
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.35%, LOC Bank of America NA, VRDN (a)	4,700	4,700
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (a)	5,860	5,860
(Wake Forest Univ. Health Sciences Proj.) Series 2008 B, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	3,800	3,800
(Wake Forest Univ. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (a)	5,800	5,800
(Watauga Med. Ctr. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.28%, LOC Bank of America NA, VRDN (a)	$ 20,275	$ 20,275
Series 2003 B, 0.28%, LOC Bank of America NA, VRDN (a)	19,600	19,600
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.35%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 11/5/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,165	4,165
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,685	25,685
Series EGL 05 3014 Class A, 0.28% (Liquidity Facility Citibank NA) (a)(e)	22,700	22,700
Wake County Gen. Oblig. Series 2003 C:
0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
0.28% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,600	6,600
Winston-Salem Ltd. Oblig. Series 2010 B, 0.28% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		347,280
Ohio - 1.8%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,320	3,320
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,935	1,935
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.): - continued
Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,000	$ 5,000
Lancaster Port Auth. Gas Rev. 0.28% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.54%, VRDN (a)	4,400	4,400
(Ohio Valley Elec. Corp. Proj.) Series 2009 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,725	5,725
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.38%, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.) Series 2008 A, 0.26%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,700	3,700
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,345	6,345
		121,240
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.3%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.29%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.0%
Clackamas County Hosp. Facility Auth.:
Bonds (Providence Health Sys. Proj.) Series 2003 E, 0.32% tender 12/7/10, CP mode	8,000	8,000
(Legacy Health Sys. Proj.) Series 2008 C, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	$ 19,300	$ 19,300
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,845	16,845
Port of Portland Arpt. Rev. Series 2009 A1, 0.27%, LOC Bank of America NA, VRDN (a)	28,955	28,955
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (a)	12,380	12,380
		135,335
Pennsylvania - 6.6%
Allegheny County Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	6,645	6,645
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,585	14,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,360	8,360
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,560	5,560
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.26%, LOC Royal Bank of Scotland PLC, VRDN (a)	9,900	9,900
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,100	9,100
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	4,100	4,100
Series 2008 A, 0.26%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	24,600	24,600
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	21,100	21,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Poll. Cont. Bonds 0.35% tender 12/1/10 (BP PLC Guaranteed), CP mode	$ 5,300	$ 5,300
Franklin County Indl. Dev. Auth. (Menno Haven Proj.) Series 2008, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,610	8,610
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,915	8,915
Lower Merion School District Series 2009 A, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,800	4,800
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,375	1,375
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.29% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.28% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN First Series 2010-2011, 2.5% 6/30/11	140,200	142,217
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (a)	5,870	5,870
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.26%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,055	18,055
(Keystone College Proj.) Series 2001 H5, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,350	3,350
(King's College Proj.) Series 2001 H6, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,005	5,005
(Philadelphia Univ. Proj.) Series 2009, 0.25%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (a)	18,200	18,200
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.25%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.25%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2008 B5, 0.25%, LOC Bank of America NA, VRDN (a)	$ 100	$ 100
Philadelphia School District:
Series 2008 A1, 0.27%, LOC Bank of America NA, VRDN (a)	12,000	12,000
Series 2008 B1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Somerset County Gen. Oblig. Series 2009 A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,325	8,325
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	10,300	10,300
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		454,817
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,380	12,380
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.27%, LOC TD Banknorth, NA, VRDN (a)	9,825	9,825
(Rhode Island School of Design Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	9,505	9,505
(Roger Williams Univ. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		36,710
South Carolina - 3.2%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.27% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	$ 1,875	$ 1,875
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	26,400	26,400
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,585	5,585
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.31%, VRDN (a)	19,000	19,000
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	16,935	17,030
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Converse College Proj.) Series 2009, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	16,200	16,200
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Citibank NA, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
Series 2010 A, 0.31% 3/11/11, CP	8,600	8,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.28%, LOC Bank of America NA, VRDN (a)	12,905	12,905
Series 2003 B2, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	17,000	17,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 11/30/10, CP mode	5,800	5,800
		217,400
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.25% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.43%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (a)	$ 3,000	$ 3,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,185	4,185
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.3%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.29%, LOC Landesbank Baden-Wuert, VRDN (a)	8,500	8,500
Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,055	5,055
Shelby County Gen. Oblig.:
Series 2004 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.33% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,200	3,200
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.28%, LOC Bank of America NA, VRDN (a)	7,275	7,275
		117,445
Texas - 9.3%
Austin Util. Sys. Rev. Series A:
0.31% 12/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,000	33,000
0.32% 12/17/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
0.33% 12/8/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,685	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	$ 2,500	$ 2,500
Brownsville Util. Sys. Rev. Series A, 0.3% 12/10/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,212	5,212
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,815	3,815
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.28% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas North Texas Tollway Auth. Series A, 0.3% 11/16/10, LOC Bank of America NA, CP	6,000	6,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,410	11,410
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.29% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.5%, LOC Compass Bank, VRDN (a)	12,500	12,500
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.28% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.47%, LOC Compass Bank, VRDN (a)	24,300	24,300
Harris County Metropolitan Trans. Auth. Series A1:
0.3% 12/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.31% 12/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	8,250	8,250
0.33% 3/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.28% (Liquidity Facility Citibank NA) (a)(e)	$ 2,900	$ 2,900
Series A, 0.32% 11/17/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.28% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B4, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,650	5,650
Irving Independent School District Participating VRDN Series PT 3954, 0.28% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,840	17,840
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Lower Colorado River Auth. Rev. Series B, 0.33% 12/7/10, LOC Bank of America NA, CP	10,000	10,000
Mesquite Independent School District Series 2003 A, 0.25% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,265	8,265
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	7,270	7,270
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.27% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.27% (Liquidity Facility Societe Generale) (a)(e)	4,750	4,750
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,340	5,340
Series SG 104, 0.28% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN:
Series SG 105, 0.28% (Liquidity Facility Societe Generale) (a)(e)	$ 29,400	$ 29,400
Series 2003, 0.29% (Liquidity Facility Bank of America NA), VRDN (a)	24,325	24,325
Series A, 0.32% 12/1/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.28% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A, 0.34% 11/9/10, CP	15,334	15,334
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C3, 0.3%, LOC Bank of America NA, VRDN (a)	38,500	38,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 40B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	2,350	2,350
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,740	3,740
Series Putters 3534, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,990	3,990
Series ROC II R 11184, 0.28% (Liquidity Facility Citibank NA) (a)(e)	6,210	6,210
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.24%, VRDN (a)	600	600
Texas Pub. Fin. Auth. Series 2002 A, 0.29% 3/17/11, CP	10,500	10,500
Texas Pub. Fin. Auth. Rev. Series 2003, 0.31% 12/10/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,660	10,660
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	10,000	10,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.25%, LOC Bank of Scotland PLC, VRDN (a)	44,000	44,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 12/6/10, LOC Bank of America NA, CP	$ 22,350	$ 22,350
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	12,360	12,360
		636,876
Utah - 1.6%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,157
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/11	2,000	2,063
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	11,070	11,070
Series 1997 B2, 0.3% 12/1/10 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B3:
0.32% 12/1/10 (Liquidity Facility JPMorgan Chase Bank), CP	26,600	26,600
0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,330	6,330
0.32% 3/17/11 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	2,840	2,840
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,720	5,720
Series DCL 021, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,830	9,830
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,400	10,400
		112,410
Virginia - 1.3%
Albemarle County Indl. Dev. Auth. Health Srv 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,160	6,160
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 4,250	$ 4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.27%, LOC Citibank NA, VRDN (a)	19,905	19,905
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.4%, tender 5/27/11 (a)	17,345	17,345
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,540	7,540
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 B, 2% 9/1/11	3,655	3,702
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.33% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,940	3,940
Series MS 06 1860, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.28%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series BC 10 17W, 0.29% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
		89,767
Washington - 1.7%
King County Gen. Oblig. Participating VRDN Series DB 598, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,515	3,515
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,365	3,365
Port of Seattle Rev. Series 2001 A1, 0.32% 11/10/10, LOC Bank of America NA, CP	13,635	13,635
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.28% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 2% 2/1/11	9,350	9,388
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.28% (Liquidity Facility Citibank NA) (a)(e)	2,970	2,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Vancouver Hsg. Auth. Rev. Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	$ 9,200	$ 9,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,445	6,445
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series Putters 3054, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Series ROC II R 759 PB, 0.31% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,815	15,815
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	12,100	12,100
(MultiCare Health Sys. Proj.) Series 2009 A, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.26%, LOC Fannie Mae, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.27%, LOC Fannie Mae, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.27%, LOC Fannie Mae, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	8,300	8,300
		119,348
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.27%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (a)	4,700	4,700
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	15,600	15,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.): - continued
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,000	$ 3,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	22,900	22,900
		49,200
Wisconsin - 0.9%
Wisconsin Gen. Oblig.:
Participating VRDN:
Series BBT 08 47, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series Solar 07 4, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	24,265	24,265
Series 2006 A, 0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Trans. Rev.:
Series 1997 A, 0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,600	13,600
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		63,589
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.7%
Fidelity Tax-Free Cash Central Fund, 0.28% (b)(c)	392,605,000	$ 392,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,888,628)		6,888,628
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,437)
NET ASSETS - 100%		$ 6,885,191
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,630,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	7/2/09	$ 7,270
Victoria Independent School District Bonds Series WF 08 26C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	12/14/09	$ 12,360
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 895
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,496,023)	$ 6,496,023
Fidelity Central Funds (cost $392,605)	392,605
Total Investments (cost $6,888,628)		$ 6,888,628
Cash		731
Receivable for investments sold		7,101
Receivable for fund shares sold		89,329
Interest receivable		5,188
Distributions receivable from Fidelity Central Funds		64
Receivable from investment adviser for expense reductions		37
Other receivables		29
Total assets		6,991,107

Liabilities
Payable for investments purchased	$ 21,754
Payable for fund shares redeemed	81,207
Distributions payable	1
Accrued management fee	1,443
Distribution and service plan fees payable	1
Other affiliated payables	1,420
Other payables and accrued expenses	90
Total liabilities		105,916

Net Assets		$ 6,885,191
Net Assets consist of:
Paid in capital		$ 6,885,042
Accumulated undistributed net realized gain (loss) on investments		149
Net Assets		$ 6,885,191

Daily Money Class: Net Asset Value, offering price and redemption price per share ($507,872 ÷ 507,344 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($371,480 ÷ 371,110 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,005,839 ÷ 6,002,402 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2010

Investment Income
Interest		$ 19,768
Income from Fidelity Central Funds		895
Total income		20,663

Expenses
Management fee	$ 17,833
Transfer agent fees	14,268
Distribution and service plan fees	3,459
Accounting fees and expenses	595
Custodian fees and expenses	118
Independent trustees' compensation	26
Registration fees	449
Audit	50
Legal	34
Miscellaneous	86
Total expenses before reductions	36,918
Expense reductions	(16,968)	19,950
Net investment income		713
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		188
Net increase in net assets resulting from operations		$ 901

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2010	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 713	$ 12,347
Net realized gain (loss)	188	466
Net increase in net assets resulting from operations	901	12,813
Distributions to shareholders from net investment income	(713)	(12,344)
Share transactions - net increase (decrease)	(82,482)	(1,398,820)
Total increase (decrease) in net assets	(82,294)	(1,398,351)

Net Assets
Beginning of period	6,967,485	8,365,836
End of period	$ 6,885,191	$ 6,967,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.019	.030	.027
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.019	.030	.027
Distributions from net investment income	- D	(.001)	(.019)	(.030)	(.027)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.001)	(.019)	(.030)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.06%	1.87%	3.07%	2.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.76%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.28%	.60%	.70%	.70%	.70%
Expenses net of all reductions	.28%	.59%	.61%	.54%	.54%
Net investment income	.01%	.05%	1.81%	3.03%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$ 508	$ 597	$ 922	$ 895	$ 617

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	- D	.016	.028	.024
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	.016	.028	.024
Distributions from net investment income	- D	- D	(.016)	(.028)	(.024)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	- D	(.016)	(.028)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	1.62%	2.81%	2.46%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	1.01%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.28%	.63%	.95%	.95%	.95%
Expenses net of all reductions	.28%	.63%	.86%	.82%	.79%
Net investment income	.01%	.02%	1.56%	2.74%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 452	$ 660	$ 508	$ 519

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.002	.021	.033	.029
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.002	.021	.033	.029
Distributions from net investment income	- D	(.002)	(.021)	(.033)	(.029)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	- D	(.002)	(.021)	(.033)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.18%	2.13%	3.32%	2.97%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.51%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.28%	.46%	.36%	.29%	.29%
Net investment income	.01%	.18%	2.06%	3.28%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 6,006	$ 5,918	$ 6,784	$ 4,346	$ 2,661

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 6,888,628

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 178
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Tax-exempt Income	713	12,344

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 1,405	$ -
Capital Reserves Class	.25%	.25%	2,054	-
			$ 3,459	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Total Fees
Daily Money Class	$ 1,125
Capital Reserves Class	822
Fidelity Tax-Free Money Market Fund	12,321
$ 14,268

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 109
Capital Reserves Class	.95%	81
Fidelity Tax-Free Money Market Fund	.45%	1,166

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Daily Money Class	2,364
Capital Reserves Class	2,754
Fidelity Tax-Free Money Market Fund	10,486

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2010	2009
From net investment income
Daily Money Class	$ 56	$ 489
Capital Reserves Class	41	144
Fidelity Tax-Free Money Market Fund	616	11,711
Total	$ 713	$ 12,344

Annual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2010	2009
Daily Money Class Shares sold	1,728,937	2,039,299
Reinvestment of distributions	55	462
Shares redeemed	(1,818,148)	(2,364,538)
Net increase (decrease)	(89,156)	(324,777)
Capital Reserves Class Shares sold	1,824,962	1,725,288
Reinvestment of distributions	40	138
Shares redeemed	(1,905,882)	(1,932,947)
Net increase (decrease)	(80,880)	(207,521)
Fidelity Tax-Free Money Market Fund Shares sold	22,285,195	23,611,925
Reinvestment of distributions	609	11,539
Shares redeemed	(22,198,249)	(24,489,986)
Net increase (decrease)	87,555	(866,522)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-
present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2010, $159,779, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2010, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the cumulative total returns of the retail class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in the fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on the fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 20% means that 80% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on the fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Tax-Exempt Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2009.

Daily Money Class (25 basis point 12b-1 fee class of the fund): The Board noted that the total expenses of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2009.

Capital Reserves Class (50 basis point 12b-1 fee class of the fund): The Board noted that the total expenses of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2009.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield for certain classes of the fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-UANN-1210
1.784782.107

Item 2. Code of Ethics

As of the end of the period, October 31, 2010, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$71,000	$-	$2,000	$9,700
Tax-Exempt Fund	$47,000	$-	$2,000	$4,600
Treasury Fund	$47,000	$-	$2,000	$3,000

October 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$97,000	$-	$2,000	$18,100
Tax-Exempt Fund	$53,000	$-	$2,000	$6,600
Treasury Fund	$55,000	$-	$2,000	$5,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2010A	October 31, 2009A
Audit-Related Fees	$2,150,000	$2,825,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2010 A	October 31, 2009 A
PwC	$5,225,000	$3,490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2010